Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value on a Recurring Basis
Table 15.1 presents the balances of assets and liabilities recorded at fair value on a recurring basis.
Table 15.1: Fair Value on a Recurring Basis

	December 31, 2023				December 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$32,178	3,027	—	35,205	28,844	4,530	—	33,374
Collateralized loan obligations	—	762	64	826	—	540	150	690
Corporate debt securities	—	12,859	82	12,941	—	10,344	23	10,367
Federal agency mortgage-backed securities	—	42,944	—	42,944	—	34,447	—	34,447
Non-agency mortgage-backed securities	—	1,477	10	1,487	—	1,243	12	1,255
Other debt securities	—	3,898	1	3,899	—	6,022	—	6,022
Total trading debt securities	32,178	64,967	157	97,302	28,844	57,126	185	86,155
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	45,467	—	—	45,467	45,285	—	—	45,285
Non-U.S. government securities	—	164	—	164	—	162	—	162
Securities of U.S. states and political subdivisions	—	20,009	57	20,066	—	10,332	113	10,445
Federal agency mortgage-backed securities	—	59,578	—	59,578	—	48,137	—	48,137
Non-agency mortgage-backed securities	—	2,748	1	2,749	—	3,284	—	3,284
Collateralized loan obligations	—	1,533	—	1,533	—	3,981	—	3,981
Other debt securities	—	728	163	891	—	2,137	163	2,300
Total available-for-sale debt securities	45,467	84,760	221	130,448	45,285	68,033	276	113,594
Loans held for sale	—	2,444	448	2,892	—	3,427	793	4,220
Mortgage servicing rights (residential)	—	—	7,468	7,468	—	—	9,310	9,310
Derivative assets (gross):
Interest rate contracts	195	31,434	816	32,445	262	40,503	321	41,086
Commodity contracts	—	2,723	18	2,741	—	5,866	134	6,000
Equity contracts	71	13,041	193	13,305	112	9,051	410	9,573
Foreign exchange contracts	—	24,730	37	24,767	27	22,175	11	22,213
Credit contracts	—	74	39	113	—	44	22	66
Total derivative assets (gross)	266	72,002	1,103	73,371	401	77,639	898	78,938
Equity securities:
Marketable	10,849	9	6	10,864	18,527	86	3	18,616
Nonmarketable	—	8,940	37	8,977	—	9,750	17	9,767
Total equity securities	10,849	8,949	43	19,841	18,527	9,836	20	28,383
Other assets (1)	—	—	49	49	—	—	—	—
Total assets prior to derivative netting	$88,760	233,122	9,489	331,371	93,057	216,061	11,482	320,600
Derivative netting (2)				(55,148)				(56,164)
Total assets after derivative netting				$276,223				264,436
Derivative liabilities (gross):
Interest rate contracts	$(201)	(32,298)	(4,383)	(36,882)	(193)	(40,377)	(2,903)	(43,473)
Commodity contracts	—	(2,719)	(27)	(2,746)	—	(3,325)	(120)	(3,445)
Equity contracts (1)	(35)	(12,108)	(1,667)	(13,810)	(118)	(6,502)	(1,634)	(8,254)
Foreign exchange contracts	—	(27,138)	(19)	(27,157)	(29)	(26,622)	(35)	(26,686)
Credit contracts	—	(39)	(5)	(44)	—	(33)	(3)	(36)
Total derivative liabilities (gross)	(236)	(74,302)	(6,101)	(80,639)	(340)	(76,859)	(4,695)	(81,894)
Short-sale and other liabilities (1)	(19,695)	(5,776)	(83)	(25,554)	(14,791)	(5,513)	(167)	(20,471)
Interest-bearing deposits	—	(1,297)	—	(1,297)	—	—	—	—
Long-term debt	—	(2,308)	—	(2,308)	—	(1,346)	—	(1,346)
Total liabilities prior to derivative netting	$(19,931)	$(83,683)	(6,184)	(109,798)	(15,131)	(83,718)	(4,862)	(103,711)
Derivative netting (2)				62,144				61,827
Total liabilities after derivative netting				$(47,654)				(41,884)
(1)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Represents balance sheet netting of derivative asset and liability balances, related cash collateral, and portfolio level counterparty valuation adjustments. See Note 14 (Derivatives) for additional information.

Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis
Table 15.2 presents the changes in Level 3 assets and liabilities measured at fair value on a recurring basis.
Table 15.2: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis

									Net unrealized gains (losses) related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net gains/(losses) (1)	Purchases (2)	Sales	Settlements	Transfers into Level 3 (3)	Transfers out of Level 3 (4)	Balance, end of period		(5)
Year ended December 31, 2023
Trading debt securities	$185	(14)	141	(167)	(11)	104	(81)	157	(12)	(6)
Available-for-sale debt securities	276	(8)	113	(31)	(19)	304	(414)	221	(32)	(6)
Loans held for sale	793	1	298	(373)	(120)	126	(277)	448	(17)	(7)
Mortgage servicing rights (residential) (8)	9,310	(1,101)	161	(902)	—	—	—	7,468	86	(7)
Net derivative assets and liabilities:
Interest rate contracts	(2,582)	(2,062)	3	(3)	2,548	(1,493)	22	(3,567)	93
Equity contracts	(1,224)	(801)	—	—	521	(108)	138	(1,474)	(314)
Other derivative contracts	9	(52)	14	(4)	81	(3)	(2)	43	42
Total derivative contracts	(3,797)	(2,915)	17	(7)	3,150	(1,604)	158	(4,998)	(179)	(9)
Equity securities	20	(2)	10	(8)	—	23	—	43	(1)	(6)
Other assets and liabilities	(167)	133	—	—	—	—	—	(34)	133	(10)
Year ended December 31, 2022
Trading debt securities	$241	(72)	218	(186)	(6)	22	(32)	185	(73)	(6)
Available-for-sale debt securities	186	(36)	327	(26)	(25)	460	(610)	276	(10)	(6)
Loans held for sale	1,033	(252)	389	(391)	(207)	237	(16)	793	(170)	(7)
Mortgage servicing rights (residential) (8)	6,920	2,001	1,003	(614)	—	—	—	9,310	3,254	(7)
Net derivative assets and liabilities:
Interest rate contracts	127	(3,280)	—	—	994	(435)	12	(2,582)	(2,073)
Equity contracts (11)	(417)	35	—	(9)	718	(584)	(967)	(1,224)	276
Other derivative contracts	5	(68)	19	(9)	118	(16)	(40)	9	(16)
Total derivative contracts	(285)	(3,313)	19	(18)	1,830	(1,035)	(995)	(3,797)	(1,813)	(9)
Equity securities	8,910	4	1	(2)	—	3	(8,896)	20	(2)	(6)
Other assets and liabilities (11)	(791)	624	—	—	—	—	—	(167)	624	(10)
Year ended December 31, 2021
Trading debt securities	$173	7	518	(448)	(12)	34	(31)	241	(8)	(6)
Available-for-sale debt securities	2,994	21	809	(112)	(278)	353	(3,601)	186	(4)	(6)
Loans held for sale	1,234	(25)	477	(534)	(377)	394	(136)	1,033	(26)	(7)
Mortgage servicing rights (residential) (8)	6,125	(842)	1,645	(8)	—	—	—	6,920	1,170	(7)
Net derivative assets and liabilities:
Interest rate contracts	446	27	—	—	(340)	(5)	(1)	127	(75)
Equity contracts (11)	(288)	(482)	—	—	379	(228)	202	(417)	(280)
Other derivative contracts	39	(114)	3	(3)	77	—	3	5	(36)
Total derivative contracts	197	(569)	3	(3)	116	(233)	204	(285)	(391)	(9)
Equity securities	9,233	(267)	1	(68)	—	11	—	8,910	(316)	(6)
Other assets and liabilities (11)	(1,483)	771	—	—	(79)	—	—	(791)	645	(10)
(1)All amounts represent net gains (losses) included in net income except for AFS debt securities and other assets and liabilities which also included net gains (losses) in other comprehensive income. Net gains (losses) included in other comprehensive income for AFS debt securities were $(27) million, $(37) million and $41 million for the years ended December 31, 2023, 2022 and 2021, respectively. Net gains (losses) included in other comprehensive income for other assets and liabilities were $(12) million, $71 million, and $83 million for the years ended December 31, 2023, 2022 and 2021, respectively.
(2)Includes originations of mortgage servicing rights and loans held for sale.
(3)All assets and liabilities transferred into Level 3 were previously classified within Level 2.
(4)All assets and liabilities transferred out of Level 3 are classified as Level 2. During first quarter 2022, we transferred $8.9 billion of non-marketable equity securities and $1.4 billion of related economic hedging derivative assets (equity contracts) out of Level 3 due to our election to measure fair value of these instruments as a portfolio. Under this election, the unit of valuation is the portfolio-level, rather than each individual instrument. The unobservable inputs previously significant to the valuation of the instruments individually are no longer significant, as those unobservable inputs offset under the portfolio election.
(5)All amounts represent net unrealized gains (losses) related to assets and liabilities held at period end included in net income except for AFS debt securities and other assets and liabilities which also included net unrealized gains (losses) related to assets and liabilities held at period end in other comprehensive income. Net unrealized gains (losses) included in other comprehensive income for AFS debt securities were $(28) million, $(9) million and $(1) million for the years ended December 31, 2023, 2022 and 2021, respectively. Net unrealized gains (losses) included in other comprehensive income for other assets and liabilities were $(12) million, $71 million and $78 million for the years ended December 31, 2023, 2022 and 2021, respectively.
(6)Included in net gains from trading and securities on our consolidated statement of income.
(7)Included in mortgage banking income on our consolidated statement of income.
(8)For additional information on the changes in mortgage servicing rights, see Note 6 (Mortgage Banking Activities).
(9)Included in mortgage banking income, net gains from trading and securities, and other noninterest income on our consolidated statement of income.
(10)Included in other noninterest income on our consolidated statement of income.
(11)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Valuation Techniques – Recurring Basis
Table 15.3 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets and liabilities measured at fair value on a recurring basis.
The significant unobservable inputs for Level 3 assets inherent in the fair values obtained from third-party vendors are not included in the table, as the specific inputs applied are not provided by the vendor (see discussion in the “Level 3 Asset and Liability Valuation Processes” section within this Note regarding vendor-developed valuations).
Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.
Table 15.3: Valuation Techniques – Recurring Basis

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique	Significant Unobservable Input	Range of Inputs				Weighted Average
December 31, 2023
Trading and available-for-sale debt securities	$60		Discounted cash flow	Discount rate	2.7	-	7.3%		4.7
	157		Market comparable pricing	Comparability adjustment	(27.1)	-	20.1		(1.9)
	161		Market comparable pricing	Multiples	1.2x	-	10.3x		5.6x
Loans held for sale	359		Discounted cash flow	Default rate	0.0	-	28.0%		1.1
				Discount rate	1.7	-	15.4		9.8
				Loss severity	0.0	-	58.1		15.7
				Prepayment rate	2.6	-	12.1		10.6
	89		Market comparable pricing	Comparability adjustment	(6.4)	-	1.1		(1.1)
Mortgage servicing rights (residential)	7,468		Discounted cash flow	Cost to service per loan (1)	$52	-	527		105
				Discount rate	8.9	-	13.9%		9.4
				Prepayment rate (2)	7.3	-	24.3		8.9
Net derivative assets and (liabilities):
Interest rate contracts	(3,501)		Discounted cash flow	Discount rate	3.6	-	5.4		4.2
	(36)		Discounted cash flow	Default rate	0.4	-	5.0		1.2
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	22.0	-	22.0		22.0
Interest rate contracts: derivative loan commitments	(30)		Discounted cash flow	Fall-out factor	1.0	-	99.0		30.2
				Initial-value servicing	(5.5)	-	141.0	bps	10.0
Equity contracts	(1,020)		Discounted cash flow	Conversion factor	(6.9)	-	0.0%		(6.4)
				Weighted average life	0.5	-	2.0	yrs	1.1
	(454)		Option model	Correlation factor	(67.0)	-	99.0%		73.8
				Volatility factor	6.5	-	147.0		38.6
Insignificant Level 3 assets, net of liabilities (3)	52
Total Level 3 assets, net of liabilities	$3,305	(4)
December 31, 2022
Trading and available-for-sale debt securities	$157		Discounted cash flow	Discount rate	2.7	-	12.5%		6.4
	185		Market comparable pricing	Comparability adjustment	(33.6)	-	14.1		(4.8)
	119		Market comparable pricing	Multiples	1.1x	-	7.4x		4.0x
Loans held for sale	793		Discounted cash flow	Default rate	0.0	-	25.0%		0.7
				Discount rate	2.9	-	13.4		9.5
				Loss severity	0.0	-	53.6		15.7
				Prepayment rate	3.5	-	14.2		10.7
Mortgage servicing rights (residential)	9,310		Discounted cash flow	Cost to service per loan (1)	$52	-	550		102
				Discount rate	8.7	-	14.1%		9.1
				Prepayment rate (2)	8.1	-	21.9		9.4
Net derivative assets and (liabilities):
Interest rate contracts	(2,411)		Discounted cash flow	Discount rate	3.2	-	4.9		4.2
	(63)		Discounted cash flow	Default rate	0.4	-	5.0		2.3
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	22.0		18.7
Interest rate contracts: derivative loan commitments	(108)		Discounted cash flow	Fall-out factor	1.0	-	99.0		41.0
				Initial-value servicing	(9.3)	-	141.0	bps	11.5
Equity contracts (3)	(1,000)		Discounted cash flow	Conversion factor	(12.2)	-	0.0%		(9.9)
				Weighted average life	0.5	-	1.5	yrs	0.8
	(224)		Option model	Correlation factor	(77.0)	-	99.0%		49.5
				Volatility factor	6.5	-	96.5		37.3
Insignificant Level 3 liabilities, net of assets (3)	(138)
Total Level 3 assets, net of liabilities	$6,620	(4)
(1)The high end of the range of inputs is for servicing modified loans. For non-modified loans, the range is $52 - $167 at December 31, 2023, and $52 - $178 at December 31, 2022.
(2)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
(3)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(4)Consists of total Level 3 assets of $9.5 billion and $11.5 billion and total Level 3 liabilities of $6.2 billion and $4.9 billion, before netting of derivative balances, at December 31, 2023 and 2022, respectively.

Fair Value on a Nonrecurring Basis
Table 15.4 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2023 and 2022, and for which a nonrecurring fair value adjustment was recorded during the years then ended.
Table 15.4: Fair Value on a Nonrecurring Basis

	December 31, 2023			December 31, 2022
(in millions)	Level 2	Level 3	Total	Level 2	Level 3	Total
Loans held for sale (1)	$326	297	623	838	554	1,392
Loans:
Commercial	1,565	—	1,565	285	—	285
Consumer	97	—	97	512	—	512
Total loans	1,662	—	1,662	797	—	797
Mortgage servicing rights (commercial)	—	—	—	—	75	75
Nonmarketable equity securities	2,086	2,354	4,440	1,926	2,818	4,744
Other assets	2,451	58	2,509	1,862	296	2,158
Total assets at fair value on a nonrecurring basis	$6,525	2,709	9,234	5,423	3,743	9,166
(1)Consists of commercial mortgages and residential mortgage – first lien loans.

Gains (Losses) on Assets with Nonrecurring Fair Value Adjustment
Table 15.5 presents the gains (losses) on certain assets held at the end of the reporting periods presented for which a nonrecurring fair value adjustment was recognized in earnings during the respective periods.
Table 15.5: Gains (Losses) on Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2023	2022	2021
Loans held for sale	$(9)	(120)	33
Loans:
Commercial	(716)	(96)	(230)
Consumer	(706)	(739)	(564)
Total loans	(1,422)	(835)	(794)
Mortgage servicing rights (commercial)	—	4	33
Nonmarketable equity securities (1)	(718)	(1,191)	4,407
Other assets (2)	(122)	(275)	(388)
Total	$(2,271)	(2,417)	3,291
(1)Includes impairment of nonmarketable equity securities and observable price changes related to nonmarketable equity securities accounted for under the measurement alternative.
(2)Includes impairment of operating lease ROU assets, valuation of physical commodities, valuation losses on foreclosed real estate and other collateral owned, and impairment of venture capital and private equity investments in consolidated portfolio companies.

Valuation Techniques – Nonrecurring Basis
Table 15.6 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets that are measured at fair value on a nonrecurring basis and determined using an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented. Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans, and carrying value prior to the nonrecurring fair value measurement for nonmarketable equity securities and venture capital and private equity investments in consolidated portfolio companies.
Table 15.6: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3	Valuation Technique (1)	Significant Unobservable Input (1)	Range of Inputs Positive (Negative)			Weighted Average
December 31, 2023
Loans held for sale	$297	Discounted cash flow	Default rate	0.1	-	95.8%	17.5
			Discount rate	3.0	-	13.2	5.8
			Loss severity	5.4	-	58.6	16.6
			Prepayment rate	2.1	-	33.8	11.8
Nonmarketable equity securities	591	Market comparable pricing	Comparability adjustment	(100.0)	-	(11.5)	(42.9)
	1,721	Market comparable pricing	Multiples	0.7x	-	27.1x	8.4x
	42	Discounted cash flow	Discount rate	5.0	-	5.0%	5.0
Insignificant Level 3 assets	58
Total	$2,709
December 31, 2022
Loans held for sale	$143	Discounted cash flow	Default rate	0.1	-	86.1%	13.8
			Discount rate	3.8	-	13.8	9.0
			Loss severity	8.1	-	43.8	18.6
			Prepayment rate	2.3	-	23.4	18.6
	411	Market comparable pricing	Comparability adjustment	(8.2)	-	(0.9)	(4.3)
Mortgage servicing rights (commercial)	75	Discounted cash flow	Cost to service per loan	$3,775	-	3,775	3,775
			Discount rate	5.2	-	5.2%	5.2
			Prepayment rate	0.0	-	20.6	6.7
Nonmarketable equity securities	1,461	Market comparable pricing	Comparability adjustment	(100.0)	-	(4.0)	(30.1)
	1,352	Market comparable pricing	Multiples	0.8x	-	18.7x	9.9x
Other assets (2)	234	Market comparable pricing	Multiples	6.4	-	8.0	7.1
Insignificant Level 3 assets	67
Total	$3,743
(1)Refer to the narrative following Table 15.3 for a definition of the valuation technique(s) and significant unobservable inputs used in the valuation of loans held for sale, mortgage servicing rights, certain nonmarketable equity securities, and other assets.
(2)Represents venture capital and private equity investments in consolidated portfolio companies.

Fair Value Option
Table 15.7 reflects differences between the fair value carrying amount of the assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.
Table 15.7: Fair Value Option

	December 31, 2023			December 31, 2022
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held for sale (1)	$2,892	3,119	(227)	4,220	4,614	(394)
Interest-bearing deposits	(1,297)	(1,298)	1	—	—	—
Long-term debt (2)	(2,308)	(2,864)	556	(1,346)	(1,775)	429
(1)Nonaccrual loans and loans 90 days or more past due and still accruing included in LHFS for which we have elected the fair value option were insignificant at December 31, 2023 and 2022.
(2)Includes zero coupon notes for which the aggregate unpaid principal amount reflects the contractual principal due at maturity.

Gains (Losses) on Changes in Fair Value Included in Earnings
Table 15.8 reflects amounts included in earnings related to initial measurement and subsequent changes in fair value, by income statement line item, for assets and liabilities for which the fair value option was elected. Amounts recorded in net interest income are excluded from the table below.

Table 15.8: Gains (Losses) on Changes in Fair Value Included in Earnings

	Year ended December 31,
	2023			2022			2021
(in millions)	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income
Loans held for sale	$230	46	(26)	(681)	6	—	1,972	54	2
Interest-bearing deposits	—	(22)	—	—	—	—	—	—	—
Long-term debt	—	(81)	—	—	52	—	—	—	—

Fair Value Estimates for Financial Instruments
Table 15.9 presents a summary of fair value estimates for financial instruments that are not carried at fair value on a recurring basis. Some financial instruments are excluded from the scope of this table, such as certain insurance contracts, certain nonmarketable equity securities, and leases. This table also excludes assets and liabilities that are not financial instruments such as the value of the long-term relationships with our deposit, credit card and trust customers, MSRs, premises and equipment, goodwill and deferred taxes.
Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in
Table 15.9. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the allowance for unfunded credit commitments, which totaled $575 million and $737 million at December 31, 2023 and 2022, respectively.
The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying fair value of the Company.
Table 15.9: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2023
Financial assets
Cash and due from banks (1)	$33,026	33,026	—	—	33,026
Interest-earning deposits with banks (1)	204,193	203,960	233	—	204,193
Federal funds sold and securities purchased under resale agreements (1)	80,456	—	80,456	—	80,456
Held-to-maturity debt securities	262,708	2,288	222,209	2,819	227,316
Loans held for sale	2,044	—	848	1,237	2,085
Loans, net (2)	905,764	—	52,127	818,358	870,485
Nonmarketable equity securities (cost method)	5,276	—	—	5,344	5,344
Total financial assets	$1,493,467	239,274	355,873	827,758	1,422,905
Financial liabilities
Deposits (3)	$190,970	—	127,738	62,372	190,110
Short-term borrowings	89,340	—	89,340	—	89,340
Long-term debt (4)	205,261	—	205,705	2,028	207,733
Total financial liabilities	$485,571	—	422,783	64,400	487,183
December 31, 2022
Financial assets
Cash and due from banks (1)	$34,596	34,596	—	—	34,596
Interest-earning deposits with banks (1)	124,561	124,338	223	—	124,561
Federal funds sold and securities purchased under resale agreements (1)	68,036	—	68,036	—	68,036
Held-to-maturity debt securities	297,059	14,285	238,552	2,684	255,521
Loans held for sale	2,884	—	2,208	719	2,927
Loans, net (2)	928,049	—	57,532	836,831	894,363
Nonmarketable equity securities (cost method)	4,900	—	—	4,961	4,961
Total financial assets	$1,460,085	173,219	366,551	845,195	1,384,965
Financial liabilities
Deposits (3)	$66,887	—	46,745	18,719	65,464
Short-term borrowings	50,964	—	50,970	—	50,970
Long-term debt (4)	173,502	—	172,783	999	173,782
Total financial liabilities	$291,353	—	270,498	19,718	290,216
(1)Amounts consist of financial instruments for which carrying value approximates fair value.
(2)Excludes lease financing with a carrying amount of $16.2 billion and $14.7 billion at December 31, 2023 and 2022, respectively.
(3)Excludes deposit liabilities with no defined or contractual maturity of $1.2 trillion and $1.3 trillion at December 31, 2023 and 2022, respectively.
(4)Excludes obligations under finance leases of $19 million and $22 million at December 31, 2023 and 2022, respectively.